SUPPLEMENT DATED MARCH 26, 2014
TO

PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective after the close of business on April 30, 2014, the name of the following investment option will change:

Old Name	New Name
Goldman Sachs Structured U.S. Equity Fund	Goldman Sachs U.S. Equity Insights Fund

Please retain this supplement with your prospectus for future reference.

Accolade (NY) 3/2014